Vessels and other fixed assets, net (Tables)	12 Months Ended
Dec. 31, 2016
Vessels and Other Fixed Assets, Net [Abstract]
Schedule of vessels and other fixed assets, net
	2015	2016
Cost
Vessels	$2,025,688	$2,037,737
Other fixed assets	1,810	1,898
Total cost	2,027,498	2,039,635
Accumulated depreciation	(269,946)	(332,426)
Vessels and other fixed assets, net	$1,757,552	$1,707,209

Capital lease obligations, Principal payments
Years	Amount
December 31, 2017	$14,980
December 31, 2018	17,166
December 31, 2019	22,439
December 31, 2020	23,467
December 31, 2021	23,121
December 31, 2022 and thereafter	108,016
Total capital lease minimum payments	$209,189
Unamortized Deferred financing fees	39
Total lease commitments, net	209,150
Excluding bareboat interest	50,302
Lease commitments - current portion	6,235
Lease commitments - non-current portion	152,613